FINANCIAL RISK MANAGEMENT - Narrative (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) oz
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ounces of gold purchased for collars | oz		57
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 5,300
Sensitivity analysis for possible change in risk variable, percent change	1.00%
Sensitivity analysis for possible change in risk variable, impact on equity	$ 37	$ 30
Interest rate risk | Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	100
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	5,280	5,188
Borrowings	5,200	5,200
Debt net of cash and cash equivalents	(130)	$ (33)
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Debt to total capitalization ratio, actual	0.00